[RIVERSOURCE INVESTMENTS LOGO]

Prospectus/ Statement of Additional Information Supplement (SAI) - Feb. 15, 2006

Fund (Prospectus Date)                                  Prospectus Form #  SAI (date)    Form #

RiverSource(SM) Aggressive Growth Fund (7/29/05*)          S-6260-99 F     (1/27/06)     S-6500 F
RiverSource California Tax-Exempt Fund (10/03/05)          S-6328-99 Z     (1/27/06)     S-6500 F
RiverSource Cash Management Fund (10/03/05)                S-6320-99 AC    (1/27/06)     S-6500 F
RiverSource Core Bond Fund (10/03/05)                      S-6267-99 E     (1/27/06)     S-6500 F
RiverSource Balanced Fund (11/29/05)                       S-6326-99 Z     (1/27/06)     S-6500 F
RiverSource Disciplined Equity (10/03/05)                  S-6263-99 E     (1/27/06)     S-6500 F
RiverSource Discovery Fund (10/03/05)                      S-6457 99 AA    (1/27/06)     S-6500 F
RiverSource Diversified Bond Fund (10/28/05)               S-6495-99 Y     (1/27/06)     S-6500 F
RiverSource Diversified Equity Income Fund (11/29/05)      S-6475-99 Y     (1/27/06)     S-6500 F
RiverSource Dividend Opportunity Fund (10/03/05)           S-6341-99 Z     (1/27/06)     S-6500 F
RiverSource Emerging Markets Fund (12/30/05)               S-6354-99 P     (1/27/06)     S-6500 F
RiverSource Equity Value Fund (5/27/05*)                   S-6382-99 T     (1/27/06)     S-6500 F
RiverSource European Equity Fund (12/30/05)                S-6006-99 J     (1/27/06)     S-6500 F
RiverSource Fundamental Growth Fund (7/29/05*)             S-6261-99 F     (1/27/06)     S-6500 F
RiverSource Fundamental Value Fund (7/29/05*)              S-6236-99 H     (1/27/06)     S-6500 F
RiverSource Global Balanced Fund (12/30/05)                S-6352-99 N     (1/27/06)     S-6500 F
RiverSource Global Bond Fund (12/30/05)                    S-6309-99 AA    (1/27/06)     S-6500 F
RiverSource Global Equity Fund (12/30/05)                  S-6334-99 Z     (1/27/06)     S-6500 F
RiverSource Global Technology Fund (12/30/05)              S-6395-99 K     (1/27/06)     S-6500 F
RiverSource Growth Fund (10/03/05)                         S-6455-99 Z     (1/27/06)     S-6500 F
RiverSource High Yield Bond Fund (7/29/05*)                S-6370-99 Z     (1/27/06)     S-6500 F
RiverSource Income Opportunities Fund (10/03/05)           S-6266-99 E     (1/27/06)     S-6500 F
RiverSource Inflation Protected
   Securities Fund (10/03/05)                              S-6280-99 D     (1/27/06)     S-6500 F
RiverSource Insured Tax-Exempt Fund (10/03/05)             S-6327-99 AA    (1/27/06)     S-6500 F
RiverSource Intermediate Tax-Exempt Fund (1/27/06)         S-6355-99 P     (1/27/06)     S-6500 F
RiverSource International
  Aggressive Growth Fund (12/30/05)                        S-6243-99 J     (1/27/06)     S-6500 F
RiverSource International Equity Fund (12/30/05)           S-6259-99 G     (1/27/06)     S-6500 F
RiverSource International Opportunity Fund (12/30/05)      S-6140-99 AC    (1/27/06)     S-6500 F
RiverSource International Select Value Fund (12/30/05)     S-6242-99 J     (1/27/06)     S-6500 F
RiverSource International Small Cap Fund (12/30/05)        S-6258-99 G     (1/27/06)     S-6500 F
RiverSource Large Cap Equity Fund (10/03/05)               S-6244-99 F     (1/27/06)     S-6500 F
RiverSource Large Cap Value Fund (10/03/05)                S-6246-99 F     (1/27/06)     S-6500 F
RiverSource Limited Duration Bond Fund (10/03/05)          S-6265-99 E     (1/27/06)     S-6500 F
RiverSource Massachusetts Tax-Exempt Fund (10/03/05)       S-6328-99 Z     (1/27/06)     S-6500 F
RiverSource Michigan Tax-Exempt Fund (10/03/05)            S-6328-99 Z     (1/27/06)     S-6500 F
RiverSource Mid Cap Growth Fund (1/27/06)                  S-6426-99 AA    (1/27/06)     S-6500 F
RiverSource Mid Cap Value Fund (11/29/05)                  S-6241-99 F     (1/27/06)     S-6500 F
RiverSource Minnesota Tax-Exempt Fund (10/03/05)           S-6328-99 Z     (1/27/06)     S-6500 F
RiverSource New Dimensions Fund(R)(10/17/05)               S-6440-99 Z     (1/27/06)     S-6500 F
RiverSource New York Tax-Exempt Fund (10/03/05)            S-6328-99 Z     (1/27/06)     S-6500 F
RiverSource Ohio Tax-Exempt Fund (10/03/05)                S-6328-99 Z     (1/27/06)     S-6500 F
RiverSource Portfolio Builder Aggressive Fund (4/1/05*)    S-6282-99 D     (1/27/06)     S-6500 F
RiverSource Portfolio Builder Conservative Fund (4/1/05*)  S-6282-99 D     (1/27/06)     S-6500 F
RiverSource Portfolio Builder
  Moderate Aggressive Fund (4/1/05*)                       S-6282 99 D     (1/27/06)     S-6500 F
RiverSource Portfolio Builder
  Moderate Conservative Fund (4/1/05*)                     S-6282-99 D     (1/27/06)     S-6500 F
RiverSource Portfolio Builder Moderate Fund (4/1/05*)      S-6282-99 D     (1/27/06)     S-6500 F
RiverSource Portfolio Builder Total Equity Fund (4/1/05*)  S-6282-99 D     (1/27/06)     S-6500 F
RiverSource Precious Metals Fund (5/27/05*)                S-6142-99 AA    (1/27/06)     S-6500 F
RiverSource Real Estate Fund (10/03/05)                    S-6281-99 D     (1/27/06)     S-6500 F
RiverSource S&P 500 Index Fund (4/1/05*)                   S-6434-99 K     (1/27/06)     S-6500 F
RiverSource Select Value Fund (7/29/05*)                   S-6240-99 G     (1/27/06)     S-6500 F
RiverSource Selective Fund (7/29/05*)                      S-6376-99 AA    (1/27/06)     S-6500 F
RiverSource Short Duration U.S.
  Government Fund (7/29/05*)                               S-6042-99 AA    (1/27/06)     S-6500 F
RiverSource Small Cap Advantage Fund (5/27/05*)            S-6427-99 K     (1/27/06)     S-6500 F
RiverSource Small Cap Equity Fund (7/29/05*)               S-6237-99 H     (1/27/06)     S-6500 F
RiverSource Small Cap Growth Fund (5/27/05*)               S-6301-99 H     (1/27/06)     S-6500 F

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S-6380-2 C (2/06)

Prospectus/ Statement of Additional Information Supplement (SAI) - Feb. 15, 2006

Fund (Prospectus Date)                                  Prospectus Form #  SAI (date)    Form #

RiverSource Small Cap Value Fund (7/29/05*)                S-6239-99 H     (1/27/06)     S-6500 F
RiverSource Small Company Index Fund (4/1/05*)             S-6357-99 P     (1/27/06)     S-6500 F
RiverSource Stock Fund (11/29/05)                          S-6351-99 Z     (1/27/06)     S-6500 F
RiverSource Strategic Allocation Fund (11/29/05)           S-6141-99 Z     (1/27/06)     S-6500 F
RiverSource Strategy Aggressive Fund (5/27/05**)           S-6381-99 T     (1/27/06)     S-6500 F
RiverSource Tax-Exempt Bond Fund (1/27/06)                 S-6310-99 AC    (1/27/06)     S-6500 F
RiverSource Tax-Exempt High Income Fund (1/27/06)          S-6430-99 AC    (1/27/06)     S-6500 F
RiverSource Tax-Exempt Money Market Fund (2/25/05*)        S-6433-99 AA    (1/27/06)     S-6500 F
RiverSource U.S. Government Mortgage Fund (7/29/05*)       S-6245-99 G     (1/27/06)     S-6500 F
RiverSource Value Fund (7/29/05*)                          S-6238-99 H     (1/27/06)     S-6500 F


  *Amended as of Oct. 3, 2005
 **Amended as of Nov. 11, 2005

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.

SHAREHOLDER MEETINGS

At the regular shareholder meetings on Feb. 15, 2006, shareholders of the Funds listed above approved the following proposals:

1. Election of directors/trustees ("Board members"). Shareholders of all funds voted to elect Board members.

2. Amendment of the Articles of Incorporation. Except for shareholders of California Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt and Ohio Tax-Exempt, shareholders approved amendments to the articles of incorporation to permit the Board to establish the minimum account value and to change the name of the corporation to include the name "RiverSource."

3. Investment Management and Services Agreement ("IMS Agreement") with RiverSource Investments, LLC ("RiverSource Investments"). Shareholders of all funds voted to approve an IMS Agreement with RiverSource Investments. On Sept. 30, 2005, Ameriprise Financial, Inc., the former investment adviser to each fund and the parent company of RiverSource Investments, became a publicly traded company and on Oct. 1, 2005 transferred its investment management functions and IMS Agreement to RiverSource Investments. While these transfers did not cause a termination of the IMS Agreement, the Board determined that it would be prudent to give shareholders an opportunity to review and vote on the proposed IMS Agreement and the changes briefly described below.

         a. Performance Incentive Adjustment. For equity and balanced funds, except for S&P 500 Index and Small Company Index Funds, the approved IMS Agreement clarifies the circumstances under which the Board may change an index for purposes of calculating a performance incentive adjustment.

         b. Fee Schedule. For certain funds listed in the table below, the approved IMS Agreement includes an increase in the fee schedule. For the remaining funds, the fee schedule will remain the same or decrease.

                             Table 3. Fee Schedules

---------------------------- --------------------------------------------- -------------------------------------------------
                                                       Fee Schedule (annual rate; in billions)
                             --------------------------------------------- -------------------------------------------------
                             --------------------------------------------- -------------------------------------------------
Fund                         Current                                       Proposed
---------------------------- --------------------------------------------- -------------------------------------------------
---------------------------- --------------------------------------------- -------------------------------------------------
Diversified Equity Income    First $.5 - .53%; next $.5 - .505%;           First $1 - .60%; next $1 - .575%; next $1 - .55%;
                             next $1 - .48%; next $1 - .455%;              next $3 - .525%; next $1.5 - .50%; next $2.5 -
                             next $3 - .43%; over $6 - .40%                .485%; next $5 - .47%; next $5 - .45%; next $4 -
                                                                           .425%; next $26 - .40%; over $50 - .375%
---------------------------- --------------------------------------------- -------------------------------------------------
---------------------------- --------------------------------------------- -------------------------------------------------
Mid Cap Growth               First $1 - .60%; next $1 - .575%;             First $1 - .70%; next $1 - .675%; next $1 - .65%;
                             next $1 - .55%; next $3 - .525%;              next $3 - .625%; next $1.5 - .60%; next $2.5 -
                             next $6 - .50%; next $12 - .49%;              .575%; next $5 - .55%; next $9 - .525%; next $26 -
                             over $24 - .48%                               .50%; over $50 - .475%
---------------------------- --------------------------------------------- -------------------------------------------------
---------------------------- --------------------------------------------- -------------------------------------------------
Small Cap Advantage          First $.25 - .74%; next $.25 - .715%; next    First $.25 - .79%; next $.25 - .765%; next $.25
                             $.25 - .69%; next $.25 - .665%; next $1 -     - .74%; next $.25 - .715%; next $1 - .69%;
                             .64%; over $2 - .615%                         over $2 - .665%
---------------------------- --------------------------------------------- -------------------------------------------------
---------------------------- --------------------------------------------- -------------------------------------------------
Strategic Allocation         First $.5 - .53%; next $.5 - .505%; next $1   First $1 - .57%; next $1 - .545%; next $1 -
                             - .48%; next $1 - .455%; next $3 - .43%;      .52%; next $3 - .495%; next $1.5 - 0.47%;
                             over $6 - 0.40%                               next $2.5 - .45%; next $5 - .43%; next $9 -
                                                                           0.41%; over $24 - 0.39%
---------------------------- --------------------------------------------- -------------------------------------------------

                                    -- 2 --

4. Subadvisory Agreements. Shareholders of certain funds voted to approve a subadvisory agreement between RiverSource Investments and a subadviser affiliated with RiverSource Investments, as shown in the table below.

                         Table 4. Subadvisory Agreements

---------------------------- ---------------------------------------------- ------------------------------------------------
Funds                        Subadviser                                     Reason for voting
---------------------------- ---------------------------------------------- ------------------------------------------------
---------------------------- ---------------------------------------------- ------------------------------------------------
Small Cap Advantage          Kenwood Capital Management LLC, an indirect    Increase in fee paid by RiverSource
                             partially-owned subsidiary of Ameriprise       Investments; addition of performance incentive
                             Financial, Inc.                                adjustment; transfer of investment management
                                                                            functions as described in paragraph 3.
---------------------------- ---------------------------------------------- ------------------------------------------------
---------------------------- ---------------------------------------------- ------------------------------------------------
Emerging Markets, European   Threadneedle International Limited, an         Transfer of investment management functions as
Equity, Global Equity,       indirect wholly-owned subsidiary of            described in paragraph 3.
International Opportunity    Ameriprise Financial, Inc.
---------------------------- ---------------------------------------------- ------------------------------------------------
---------------------------- ---------------------------------------------- ------------------------------------------------
Fundamental Value            Davis Selected Advisers, LP, an affiliate of   Change in fee paid to RiverSource Investments;
                             Ameriprise Financial, Inc.                     transfer of investment management functions as
                                                                            described in paragraph 3.
---------------------------- ---------------------------------------------- ------------------------------------------------


5. Changes in Fundamental Investment Policies. Shareholders of all funds except the Selling Funds listed in Table 6 voted to amend or replace certain fundamental investment policies in order to standardize the policies for the RiverSource funds and eliminate unnecessary limitations. The revised policies include those regarding diversification, the ten percent limitation in a single issuer, lending, and borrowing. Amending or replacing these policies is not expected to have any impact on the funds' investment practices.

6. Mergers. As shown in the table below, shareholders of certain funds voted to approve the reorganization of the fund into another RiverSource fund.

                                Table 6. Mergers

------------------------------------------------ ------------------------------------------
Selling Fund (merging fund)                      Buying Fund (surviving fund)
------------------------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------------------
Discovery                                        Small Cap Equity
------------------------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------------------
Global Balanced                                  Balanced
------------------------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------------------
Insured Tax-Exempt                               Tax-Exempt Bond
------------------------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------------------
New Dimensions                                   Large Cap Equity
------------------------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------------------
Selective                                        Diversified Bond
------------------------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------------------
Stock                                            Disciplined Equity
------------------------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------------------
Strategy Aggressive                              Aggressive Growth
------------------------------------------------ ------------------------------------------

For all funds except Cash Management, Tax-Exempt Money Market and S&P 500 Index Funds.

Under the section "Sales Charges" of the prospectus, the information regarding where to go on the website to review the information is revised as follows:

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/roa.

                                    -- 3 --

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S-6380-2 C (2/06)